Other non-current assets - Disclosure of Detailed Information About Other Non-Current Assets (Detail) - MXN ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Other non-current assets and other non-current financial assets [Abstract]
Non-current prepaid advertising expenses	$ 238	$ 184
Guarantee deposits	1,111	1,294
Prepaid bonuses	400	325
Advances to acquire property, plant and equipment	1,432	976
Shared based payment in excess of capital contribution	534	360
Indemnifiable contingencies from business combinations	1,030	1,555
Recoverable tax	809	486
Other	139	50
Other non-current assets	$ 5,693	$ 5,230